Accounts Receivable-Third Parties (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Accounts Receivable-Third Parties
Accounts receivable, gross	$ 40,375	$ 40,217
Allowance for doubtful accounts	(43)	(41)
Accounts receivable, net	$ 40,332	$ 40,176